Related-Party Transactions (Details) $ in Millions		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 23, 2024 USD ($)	May 31, 2024	Feb. 29, 2024	Jun. 30, 2025 USD ($) employee	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) employee	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)	Jul. 31, 2021
Related-Party Transactions
Lease payments								$ 0.8	$ 0.7	$ 0.5
Term of repayment		100 days
Outstanding balance				$ 36.8	$ 11.5	$ 36.8	$ 11.5
Revolving P&A loan agreement
Related-Party Transactions
Outstanding balance				$ 11.8	8.2	$ 11.8	8.2	$ 8.2
Angel P&A
Related-Party Transactions
Number of employees | employee				0		0		0
Related party
Related-Party Transactions
Expenses for marketing services				$ 0.2	0.1	$ 0.3	0.3	$ 0.5	1.0	1.7
Ownership interest												50.00%
Lease payments				$ 0.1	$ 0.1	$ 0.2	$ 0.3	$ 0.4	$ 0.4	$ 0.4
Related party | Angel P&A
Related-Party Transactions
Ownership interest	100.00%		100.00%
Related party | Angel P&A | Revolving P&A loan agreement
Related-Party Transactions
Maximum borrowing capacity	$ 15.0
Maximum Revenue participation rights payable (in percent)	115.00%		110.00%
Rate of return on initial investment (in percent)			10.00%					10.00%
Minimum [Member]
Related-Party Transactions
Term of repayment						80 days
Minimum [Member] | Related party | Angel P&A | Revolving P&A loan agreement
Related-Party Transactions
Rate of return on initial investment (in percent)	10.00%
Maximum [Member]
Related-Party Transactions
Term of repayment						120 days
Maximum [Member] | Related party | Angel P&A | Revolving P&A loan agreement
Related-Party Transactions
Rate of return on initial investment (in percent)	15.00%
Subsequent event | Related party | Angel P&A | Revolving P&A loan agreement
Related-Party Transactions
Maximum borrowing capacity											$ 5.0